Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.
Organization and principal activities

Description of Business

ATRenew Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on November 22, 2011. The Company through its subsidiaries (collectively, the “Group”) primarily sell pre-owned consumer electronics through its online platforms and other channels, and provide services to third-party merchants to sell the products through its platforms. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

Prior to April 2022, in order to comply with the PRC laws and regulations which used to prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Company, through its wholly owned foreign invested subsidiary, Shanghai Aihui Trading Co., Ltd (“Shanghai Aihui”), entered into contractual arrangements (“former VIE agreements”) with Shanghai Wanwuxinsheng Information Technology Group Co., Ltd (formerly known as “Shanghai Wanwuxinsheng Environmental Protection Technology Group Co., Ltd”, hereinafter referred as “Shanghai Wanwuxinsheng”) and its shareholders, which allowed the Group to effectively control the former VIE and to derive substantially all of the economic benefits from the former VIE. In April 2022, such arrangements were terminated, and the shareholders of Shanghai Wanwuxinsheng, transferred their equity interests in former VIE to Shanghai Aihui. Following such termination and share transfer, Shanghai Wanwuxinsheng became the Company's subsidiary in which the Company holds direct equity ownership interests of 100%.

As of December 31, 2024, the Company’s major subsidiaries are as follows:

Subsidiaries	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of direct/indirect ownership
Shanghai Wanwuxinsheng	May 21, 2010	Mainland China	100%
AiHuiShou International Company Limited	January 13, 2012	Hong Kong	100%
Shanghai Aihui	August 16, 2012	Mainland China	100%
Shanghai Yueyi Network Information Technology Co., Ltd (“Shanghai Yueyi”)	September 6, 2015	Mainland China	100%
AHS Device Hong Kong Limited	March 8, 2017	Hong Kong	100%
Changzhou Yueyi Network Information Technology Co., Ltd (“Changzhou Yueyi”)	June 23, 2017	Mainland China	100%